Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

21. COMMITMENTS AND CONTINGENCIES

Commitments

The following table sets forth the Group’s contractual obligations as of December 31, 2025:

	Payment due by period
	Total		Less than 1 year	1-3 years	3-5 years	More than 5 years
	RMB	US$
Current portion of long-term bank borrowings (i)	5,800	825	5,800	-	-	-
Short-term bank borrowing	13,172	1,874	13,172	-	-	-
Loans from third parties	2,177	310	2,177	-	-	-
Operating lease liabilities (ii)	5,399	768	2,246	2,434	719	-
Litigation and settlement(iii)	16,958	2,413	16,958	-	-	-
Total	43,506	6,190	40,353	2,434	719	-

(i)	The Group’s long-term bank borrowings and short-term bank borrowings as of December 31, 2025 is discussed in Note 13 BANK BORROWINGS.

(ii)	The Group’s commitment for minimum lease payments under the remaining operating leases as of December 31, 2025 is discussed in Note 15 LEASES.

(iii)	The Group’s commitment for payable under the other current liabilities as of December 31, 2025 is discussed in Note 14 ACCRUED EXPENSES AND OTHER LIABILITIES.

Other than as shown above, we did not have any significant capital and other commitments, long-term obligations or guarantees as of December 31, 2025.

The Group is subject to legal proceedings and regulatory actions in the ordinary course of business. The results of such proceedings cannot be predicted with certainty, but the Group does not anticipate that the final outcome arising out of any such matter will have a material adverse effect on the Group’s consolidated business, financial position, cash flows or results of operations taken as a whole.

Quanzhou Youyi Power Exchange Network Technology Co., Ltd., Youpin SD and SH Youxu were sued by Quanzhou Meibiaoyouxin Automobile Sales Service Co., Ltd. for payment of RMB700 (US$96) and liquidated damages on January 16, 2024. The initial hearing was held on March 22, 2024. Youpin SD lost the case and appealed to the court on July 25, 2024. On November 8, 2024, the Quanzhou Intermediate People’s Court has revoked the original judgment and remanded the case for retrial. A retrial hearing of second instance was held on January 9, 2026, and the judgment is currently pending.

AHYS, Shanghai Youcang Business Consulting Partnership (Limited Partnership), and Li Jia were sued by Zhuji Huarui Wenhua Equity Investment Partnership (Limited Partnership), Zhuji Huarui Torch Venture Capital Investment Partnership (Limited Partnership), and Zhuji Fuhui Industrial Transformation and Upgrading Investment Fund Partnership (Limited Partnership). The plaintiffs requested the court to order the defendants to jointly pay the investment exit amount of RMB10,000 (US$1,430), along with overdue payment penalties (calculated based on RMB10 (US$1) at the prevailing one-year loan prime rate of banks, from January 1, 2024, to the actual payment date, and the litigation costs. On October 24, 2025, the court of first instance ruled in favor of the plaintiffs. On January 6, 2026, the court of second instance upheld the judgment rendered by the court of first instance.

The Wuhu High-Tech Industrial Development Zone Administrative Committee has issued an administrative decision to Youpin on August 29, 2024, which requires Youpin to return a rental subsidy with respect to a factory lease of RMB3,000 (US$429). Youpin has applied for administrative reconsideration and subsequently filed a lawsuit. Both the administrative reconsideration and administrative litigation proceedings upheld the administrative decision. As of the date of this annual report, Youpin has not returned the RMB3,000 rental subsidy.

SH Youxu and Youxu New Energy Technology (Nanyang) Co., Ltd. were sued by Shanghai Jiehuan Intelligent Technology Co., Ltd. for joint payment of RMB5,800 (US$828) of the goods payment for the battery swap station. The Company was added as a third party by the Shanghai Songjiang District People’s Court on August 12, 2025. On April 13, 2026, the court rendered the first-instance judgment, ordering the defendants to jointly and severally pay the plaintiff goods payment of RMB5,800 (US$828).

Youxu (Xiamen) Power Exchange Network Technology Co., Ltd. and Youpin SD were sued by Yidong New Energy Technology Co., Ltd. for battery depreciation deduction of RMB1,499 (US$213), battery breach liquidated damages of RMB414 (US$59), leasing service fees and overdue payment liquidated damages, with Youpin SD bearing joint and several guarantee liability. The case was filed on March 5, 2026, and a court hearing was held on May 20, 2026. The defendants are currently in negotiations with the plaintiff regarding a revised mediation proposal.

Guarantees

From August 2020 to November 2021, Youguan Financial Leasing provided a total of RMB5,869 (US$827) guarantee to its four customers who entered into two five-year guarantees and two four-year guarantees. As of the date of this annual report, the balance of the guarantees were RMB783 (US$111).